Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Total	$ 1,889	$ 957
Lubricants [Member]
Inventory [Line Items]
Total	542	414
Bunkers [Member]
Inventory [Line Items]
Total	$ 1,347	$ 543